Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS Small Mid Cap Value VIP

	Shares	Value ($)
Common Stocks 98.9%
Communication Services 3.6%
Diversified Telecommunication Services 0.4%
GCI Liberty, Inc. "A"*	3,121	255,797
Entertainment 0.9%
Lions Gate Entertainment Corp. "A"*	67,329	638,279
Media 1.8%
Interpublic Group of Companies, Inc.	78,123	1,302,310
Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	21,583	397,991
Consumer Discretionary 12.6%
Auto Components 0.3%
Goodyear Tire & Rubber Co.	27,681	212,313
Automobiles 1.2%
Winnebago Industries, Inc.	16,677	861,701
Distributors 0.3%
Core-Mark Holding Co., Inc.	8,288	239,772
Diversified Consumer Services 0.9%
Regis Corp.* (a)	37,445	229,913
WW International, Inc.*	21,998	415,102
		645,015
Hotels, Restaurants & Leisure 3.6%
Aramark	54,898	1,452,052
Boyd Gaming Corp.	11,384	349,375
Choice Hotels International, Inc.	2,659	228,568
International Game Technology PLC	21,346	237,581
Red Rock Resorts, Inc. "A"	17,733	303,234
		2,570,810
Household Durables 1.6%
PulteGroup, Inc.	24,524	1,135,216
Internet & Direct Marketing Retail 1.2%
Overstock.com, Inc.* (a)	3,446	250,352
Qurate Retail, Inc. "A"	91,337	655,799
		906,151
Leisure Products 1.2%
Brunswick Corp.	14,307	842,825
Specialty Retail 0.3%
Boot Barn Holdings, Inc.*	7,609	214,117
Textiles, Apparel & Luxury Goods 2.0%
Columbia Sportswear Co.	16,217	1,410,555
Consumer Staples 3.7%
Food & Staples Retailing 0.3%
The Andersons, Inc.	9,617	184,358
Food Products 1.2%
Conagra Brands, Inc.	12,148	433,805
Darling Ingredients, Inc.*	11,282	406,490
		840,295
Household Products 2.2%
Central Garden & Pet Co.*	27,548	1,099,992
Spectrum Brands Holdings, Inc.	8,708	497,749
		1,597,741
Energy 3.6%
Oil, Gas & Consumable Fuels
Equitrans Midstream Corp.	112,845	954,669
Peabody Energy Corp.	242,475	557,692
Renewable Energy Group, Inc.*	4,849	259,033
Targa Resources Corp.	37,723	529,254
WPX Energy, Inc.*	61,333	300,532
		2,601,180
Financials 19.3%
Banks 6.9%
BankUnited, Inc.	43,125	944,869
Eagle Bancorp., Inc.	23,396	626,779
Flushing Financial Corp.	31,150	327,698
Hancock Whitney Corp.	21,607	406,428
Hilltop Holdings, Inc.	18,694	384,722
Pacific Premier Bancorp., Inc.	14,585	293,742
Simmons First National Corp. "A"	32,511	515,462
UMB Financial Corp.	18,452	904,332
Valley National Bancorp.	78,627	538,595
		4,942,627
Capital Markets 0.8%
Donnelley Financial Solutions, Inc.*	44,097	589,136
Consumer Finance 1.2%
Credit Acceptance Corp.*	2,029	687,101
EZCORP, Inc. "A"*	34,083	171,437
		858,538
Insurance 6.1%
American Equity Investment Life Holding Co.	15,529	341,483
Assurant, Inc.	11,251	1,364,859
Brown & Brown, Inc.	38,507	1,743,212
Everest Re Group Ltd.	3,509	693,168
Globe Life, Inc.	2,844	227,235
		4,369,957
Mortgage Real Estate Investment Trusts (REITs) 2.3%
Blackstone Mortgage Trust, Inc. ,"A"	24,538	539,100
Ellington Financial, Inc.	25,520	312,875
PennyMac Mortgage Investment Trust	50,613	813,351
		1,665,326
Thrifts & Mortgage Finance 2.0%
Walker & Dunlop, Inc.	26,373	1,397,769
Health Care 7.2%
Biotechnology 1.4%
Bluebird Bio, Inc.*	4,087	220,494
Myriad Genetics, Inc.*	35,979	469,166
Novavax, Inc.* (a)	2,665	288,753
		978,413
Health Care Equipment & Supplies 1.6%
ICU Medical, Inc.*	1,607	293,695
Invacare Corp.	119,588	899,302
		1,192,997
Health Care Providers & Services 0.3%
Molina Healthcare, Inc.*	1,213	222,027
Life Sciences Tools & Services 3.4%
Bruker Corp.	23,933	951,337
PerkinElmer, Inc.	9,274	1,163,980
Syneos Health, Inc.*	5,638	299,716
		2,415,033
Pharmaceuticals 0.5%
Endo International PLC*	57,658	190,271
Mallinckrodt PLC* (a)	152,940	148,857
		339,128
Industrials 16.8%
Aerospace & Defense 2.2%
Teledyne Technologies, Inc.*	5,099	1,581,761
Air Freight & Logistics 1.0%
Atlas Air Worldwide Holdings, Inc.*	11,578	705,100
Building Products 1.5%
Simpson Manufacturing Co., Inc.	10,773	1,046,705
Commercial Services & Supplies 2.0%
IAA, Inc.*	20,281	1,056,032
Interface, Inc.	65,603	401,490
		1,457,522
Construction & Engineering 2.4%
Great Lakes Dredge & Dock Corp.*	52,901	503,088
Jacobs Engineering Group, Inc.	12,931	1,199,609
		1,702,697
Electrical Equipment 1.9%
EnerSys	20,622	1,384,149
Industrial Conglomerates 1.0%
Carlisle Companies, Inc.	6,052	740,583
Machinery 4.5%
Federal Signal Corp.	46,249	1,352,783
Hillenbrand, Inc.	45,093	1,278,838
The Manitowoc Co., Inc.*	69,342	583,166
		3,214,787
Trading Companies & Distributors 0.3%
NOW, Inc.*	37,624	170,813
Information Technology 9.4%
Communications Equipment 1.4%
Ciena Corp.*	3,898	154,711
CommScope Holding Co., Inc.*	93,804	844,236
		998,947
Electronic Equipment, Instruments & Components 2.2%
Avnet, Inc.	25,175	650,522
Insight Enterprises, Inc.*	16,961	959,653
		1,610,175
IT Services 2.0%
Alliance Data Systems Corp.	11,595	486,758
Leidos Holdings, Inc.	10,458	932,331
		1,419,089
Semiconductors & Semiconductor Equipment 2.3%
Cirrus Logic, Inc.*	9,528	642,664
Marvell Technology Group Ltd.	19,928	791,142
ON Semiconductor Corp.*	10,647	230,933
		1,664,739
Software 1.5%
Verint Systems, Inc.*	21,871	1,053,745
Materials 6.3%
Chemicals 2.6%
Avient Corp.	11,594	306,777
H.B. Fuller Co.	6,577	301,095
Kraton Corp.*	55,915	996,405
PQ Group Holdings, Inc.*	22,332	229,127
		1,833,404
Containers & Packaging 0.2%
Graphic Packaging Holding Co.	12,951	182,479
Metals & Mining 3.5%
Cleveland-Cliffs, Inc. (a)	57,702	370,447
Coeur Mining, Inc.*	119,548	882,264
Steel Dynamics, Inc.	36,420	1,042,705
SunCoke Energy, Inc.	52,531	179,656
		2,475,072
Real Estate 12.4%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	18,341	1,167,221
Alexander & Baldwin, Inc.	19,251	215,804
Duke Realty Corp.	26,789	988,514
Gaming and Leisure Properties, Inc.	28,770	1,062,476
Highwoods Properties, Inc.	28,870	969,166
Iron Mountain, Inc.	8,536	228,680
Lexington Realty Trust	87,674	916,193
SITE Centers Corp.	71,120	512,064
STAG Industrial, Inc.	43,423	1,323,967
Urban Edge Properties	49,877	484,805
WP Carey, Inc.	15,846	1,032,525
		8,901,415
Utilities 4.0%
Electric Utilities 2.6%
IDACORP, Inc.	12,386	989,641
Pinnacle West Capital Corp.	11,092	826,909
		1,816,550
Gas Utilities 1.4%
ONE Gas, Inc.	7,522	519,093
UGI Corp.	15,072	497,075
		1,016,168
Total Common Stocks (Cost $75,826,095)		70,803,277
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (b) (c) (Cost $881,642)	881,642	881,642
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 0.09% (b) (Cost $754,315)	754,315	754,315
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $77,462,052)	101.2	72,439,234
Other Assets and Liabilities, Net	(1.2)	(874,108)
Net Assets	100.0	71,565,126

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.04% (b) (c)
1,984,280	—	1,102,638 (d)	—	—	91,298	—	881,642	881,642
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 0.09% (b)
487,000	7,312,583	7,045,268	—	—	4,432	—	754,315	754,315
2,471,280	7,312,583	8,147,906	—	—	95,730	—	1,635,957	1,635,957

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2020 amounted to $925,082, which is 1.3% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $74,096.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$70,803,277	$—	$—	$70,803,277
Short-Term Investments (e)	1,635,957	—	—	1,635,957
Total	$72,439,234	$—	$—	$72,439,234

(e)	See Investment Portfolio for additional detailed categorizations.